PHOENIX-ABERDEEN WORLDWIDE OPPORTUNITIES FUND
   Supplement dated April 15, 2004 to the Statement of Additional Information
                             dated October 29, 2003

                             PHOENIX-ENGEMANN FUNDS
               Supplement dated April 15, 2004 to the Statement of
            Additional Information dated May 1, 2003, as supplemented
               January 2, 2004, September 17, 2003, June 11, 2003

                           PHOENIX EQUITY SERIES FUND
               Supplement dated April 15, 2004 to the Statement of
                 Additional Information dated December 31, 2003

                 PHOENIX-GOODWIN CALIFORNIA TAX EXEMPT BOND FUND
               Supplement dated April 15, 2004 to the Statement of
Additional Information dated August 28, 2003, as supplemented September 17, 2003

                           PHOENIX INVESTMENT TRUST 97
               Supplement dated April 15, 2004 to the Statement of
                 Additional Information dated December 31, 2003

                               PHOENIX-KAYNE FUNDS
               Supplement dated April 15, 2004 to the Statement of
                    Additional Information dated May 1, 2003

                          PHOENIX MULTI-PORTFOLIO FUND
               Supplement dated April 15, 2004 to the Statement of
                  Additional Information dated March 28, 2004

                           PHOENIX MULTI-SERIES TRUST
               Supplement dated April 15, 2004 to the Statement of
                 Additional Information dated February 28, 2004

                      PHOENIX-OAKHURST INCOME & GROWTH FUND
         Supplement dated April 15, 2004 to the Statement of Additional
                        Information dated August 28, 2003

                   PHOENIX-OAKHURST STRATEGIC ALLOCATION FUND
   Supplement dated April 15, 2004 to the Statement of Additional Information
              dated March 15, 2004, as supplemented March 18, 2004

                          PHOENIX PARTNER SELECT FUNDS
               Supplement dated April 15, 2004 to the Statement of
  Additional Information dated August 1, 2003, as supplemented August 5, 2003

                               PHOENIX PORTFOLIOS
               Supplement dated April 15, 2004 to the Statement of
                 Additional Information dated February 28, 2004

                              PHOENIX-SENECA FUNDS
               Supplement dated April 15, 2004 to the Statement of
                  Additional Information dated January 29, 2004

                               PHOENIX SERIES FUND
               Supplement dated April 15, 2004 to the Statement of
                 Additional Information dated February 28, 2004

                      PHOENIX STRATEGIC EQUITY SERIES FUND
   Supplement dated April 15, 2004 to the Statement of Additional Information
                              dated August 28, 2003

IMPORTANT NOTICE TO INVESTORS

The following paragraph entitled Qualified Purchasers replaces the paragraph Qualified Purchasers in the subsection entitled "Class A Shares--Reduced Initial Sales Charges" in the section "Alternative Purchase Arrangements" in each of the above referenced Statements of Additional Information.

Qualified Purchasers. If you fall within any one of the following categories, you will not have to pay a sales charge on your purchase of Class A Shares: (1) trustee, director or officer of the Phoenix Funds, the Phoenix-Engemann Funds, Phoenix-Kayne Fund, Phoenix-Seneca Funds or any other mutual fund advised, subadvised or distributed by the Adviser, Distributor or any of their corporate affiliates; (2) any director or officer, or any full-time employee or sales representative (for at least 90 days), of the Adviser or Distributor; (3) registered representatives and employees of securities dealers with whom Distributor has sales agreements; (4) any qualified retirement plan exclusively for persons described above; (5) any officer, director or employee of a corporate affiliate of the Adviser or Distributor; (6) any spouse, child, parent, grandparent, brother or sister of any person named in (1), (2), (3) or
(5) above; (7) employee benefit plans for employees of the Adviser, Distributor and/or their corporate affiliates; (8) any employee or agent who retires from PNX, the Distributor and/or their corporate affiliates; (9) any account held in the name of a qualified employee benefit plan, endowment fund or foundation if, on the date of the initial investment, the plan, fund or foundation has assets of $10,000,000 or more or at least 100 eligible employees; (10) any person with a direct rollover transfer of shares from an established Phoenix Fund, Phoenix-Engemann Fund, Phoenix-Kayne Fund or Phoenix-Seneca Fund qualified plan;
(11) any Phoenix Life Insurance Company (or affiliate) separate account which funds group annuity contracts offered to qualified employee benefit plans; (12) any state, county, city, department, authority or similar agency prohibited by law from paying a sales charge; (13) any unallocated account held by a third party administrator, registered investment adviser, trust company, or bank trust department which exercises discretionary authority and holds the account in a fiduciary, agency, custodial or similar capacity, if in the aggregate of such accounts held by such entity equal or exceed $1,000,000; (14) any deferred compensation plan established for the benefit of any Phoenix Fund, Phoenix-Engemann Fund, Phoenix-Kayne Fund or Phoenix-Seneca Fund trustee or director; provided that sales to persons listed in (1) through (14) above are made upon the written assurance of the purchaser that the purchase is made for investment purposes and that the shares so acquired will not be resold except to the Fund; (15) purchasers of Class A Shares bought through investment advisers and financial planners who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients;
(16) retirement plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 403(b) or 457 of the Internal Revenue Code), and "rabbi trusts" that buy shares for their own accounts, in each case if those purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for such purchases; (17) 401(k) participants in the Merrill Lynch Daily K Plan (the "Plan") if the Plan has at least $3 million in assets or 500 or more eligible employees; or (18) clients of investment advisors or financial planners who buy shares for their own accounts but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements. Each of the investors described in (15) through (18) may be charged a fee by the broker, agent or financial intermediary for purchasing shares.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF
                  ADDITIONAL INFORMATION FOR FUTURE REFERENCE.



PXP 2221- SAI Supplement - Reduced Class A Share Charge